FAS P-1


                         SUPPLEMENT DATED AUGUST 1, 2005
                              TO THE PROSPECTUS OF
                   FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
   (FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND, FRANKLIN TEMPLETON MODERATE
            TARGET FUND, AND FRANKLIN TEMPLETON GROWTH TARGET FUND)
                                DATED MAY 1, 2005


The prospectus is amended as follows:

I. The "Annual Fund Operating Expenses" section is replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)/5, 7

                          CONSERVATIVE  MODERATE      GROWTH
                          TARGET FUND  TARGET FUND  TARGET FUND
----------------------------------------------------------------
CLASS A
Asset allocation fees/5         0.25%         0.25%       0.25%
Distribution and service
(12b-1) fees                    0.25%         0.25%       0.25%
Other expenses(including
administration fees)            0.37%         0.34%       0.36%
                          --------------------------------------
Total annual Fund
operating expenses              0.87%         0.84%       0.86%
                          --------------------------------------
Asset allocation fee
reduction/5                    -0.05%        -0.03%      -0.01%
                          --------------------------------------
Total annual Fund               0.82%         0.81%       0.85%
operating expenses after
reduction                 --------------------------------------
Estimated Indirect
Expenses of Underlying
Funds/6                         0.71%         0.78%       0.84%
                          --------------------------------------
TOTAL ANNUAL FUND AND
UNDERLYING FUNDS
OPERATING EXPENSES/5,6          1.53%         1.59%       1.69%
                          --------------------------------------

CLASS B
Asset allocation fees/5         0.25%         0.25%       0.25%
Distribution and service
(12b-1) fees                    1.00%         1.00%       1.00%
Other expenses(including
administration fees)            0.37%         0.34%       0.36%
Total annual Fund
operating expenses              1.62%         1.59%       1.61%
                          --------------------------------------
Asset allocation fee
reduction/5                    -0.05%        -0.03%      -0.01%
                          --------------------------------------
Total annual Fund               1.57%         1.56%       1.60%
operating expenses after
reduction                 --------------------------------------
Estimated Indirect
Expenses of Underlying
Funds/6                         0.71%         0.78%       0.84%
                          --------------------------------------
TOTAL ANNUAL FUND AND
UNDERLYING FUNDS
OPERATING EXPENSES/5            2.28%         2.34%       2.44%

CLASS C
Asset allocation fees/5         0.25%         0.25%       0.25%
Distribution and service
(12b-1) fees                    1.00%         1.00%       1.00%
Other expenses(including
administration fees)            0.37%         0.34%       0.36%
Total annual Fund
operating expenses              1.62%         1.59%       1.61%
                          --------------------------------------
Asset allocation
reduction/5                    -0.05%        -0.03%      -0.01%
                          --------------------------------------
Total annual Fund               1.57%         1.56%       1.60%
operating expenses after
reduction                 --------------------------------------
Estimated Indirect
Expenses of Underlying
Funds/6                         0.71%         0.78%       0.84%
                          --------------------------------------
TOTAL ANNUAL FUND AND
UNDERLYING FUNDS
OPERATING EXPENSES/5            2.28%         2.34%       2.44%

CLASS R
Asset allocation fees/5         0.25%         0.25%       0.25%
Distribution and service
(12b-1) fees                    0.50%         0.50%       0.50%
Other expenses
(including                      0.37%         0.34%       0.36%
administration fees)
Total annual Fund
operating expenses              1.12%         1.09%       1.11%
                          --------------------------------------
Asset allocation fee
reduction/5                    -0.05%        -0.03%      -0.01%
                          --------------------------------------
Total annual Fund               1.07%         1.06%       1.10%
operating expenses after
reduction                 --------------------------------------
Estimated Indirect              0.71%         0.78%       0.84%
Expenses of Underlying
Funds/6                   --------------------------------------
TOTAL ANNUAL FUND AND
UNDERLYING FUNDS
OPERATING EXPENSES/5,6          1.78%         1.84%       1.94%
                          --------------------------------------

1. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.
2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 72) and purchases by certain retirement plans without an initial sales charge.
3. Declines to zero after six years.
4. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section.
5. Effective August 1, 2005, the Fund's manager and administrator have agreed to limit their fees and assume as their own expense certain expenses otherwise payable by the Fund so that total annual operating expenses do not exceed 0.60% for Class A, 1.35% for Class B, 1.35% for Class C and 0.85% for Class R. This limit on expenses does not apply to the indirect expenses of the underlying funds. With this limit on expenses and the estimated underlying funds operating expenses, for the fiscal year ended December 31, 2004, total annual fund and underlying funds operating expenses: for Conservative Target Fund would not have exceeded 1.31% for Class A, 2.06% for Class B, 2.06% for Class C, and 1.56% for Class R; for Moderate Target Fund would not have exceeded 1.38% for Class A, 2.13% for Class B, 2.13% for Class C, and 1.63% for Class R; and for Growth Target Fund would not have exceeded 1.44% for Class A, 2.19% for Class B, 2.19% for Class C, and 1.69% for Class R. The manager also had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. The manager and administrator may end this arrangement at any time upon notice to the Fund's Board of Trustees. The manager, however, is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.
6. Beginning December 1, 2004, the Funds may invest in two new underlying funds, Franklin Flex Cap Growth Fund and Templeton Global Long-Short Fund. Because of these new investment options and the Funds' flexible allocation strategy, these expenses are likely to change.
7. The fiscal year end of the Fund changed from July 31, 2004 to December 31, 2004.















               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.










FAS2 P-1
FAS2 PA-1



                  SUPPLEMENT DATED AUGUST 1, 2005
                              TO THE PROSPECTUS OF
             FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
   (FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND, FRANKLIN
    TEMPLETON COREFOLIO ALLOCATION FUND, AND FRANKLIN TEMPLETON
                          PERSPECTIVES ALLOCATION FUND
                                DATED MAY 1, 2005

The prospectus is amended as follows:

I. The "Annual Fund Operating Expenses" sections are replaced with the following:

COREFOLIO AND FOUNDING FUNDS - CLASS A, B, C & R:

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND
ASSETS)5, 6

                          COREFOLIO    FOUNDING
                          FUND         FUNDS
----------------------------------------------------
CLASS A
Distribution and service
(12b-1) fees                     0.35%        0.35%
Other expenses
(including                       0.33%        0.25%
administration fees)
                          --------------------------
Total annual Fund
operating expenses               0.68%        0.60%
                          --------------------------
Estimated indirect
expenses of underlying
funds                            0.80%        0.75%
                          --------------------------
TOTAL ANNUAL FUND AND
UNDERLYING FUNDS
OPERATING EXPENSES               1.48%        1.35%
                          --------------------------

CLASS B
Distribution and service
(12b-1) fees                     1.00%        1.00%
Other expenses
(including                       0.33%        0.25%
administration fees)
Total annual Fund
operating expenses               1.33%        1.25%
                          --------------------------
Estimated indirect
expenses of underlying
funds                            0.80%        0.75%
                          --------------------------
TOTAL ANNUAL FUND AND
UNDERLYING FUNDS
OPERATING EXPENSES               2.13%        2.00%

CLASS C
Distribution and service
(12b-1) fees                     1.00%        1.00%
Other expenses
(including                       0.33%        0.25%
administration fees)
Total annual Fund
operating expenses               1.33%        1.25%
                          --------------------------
Estimated indirect
expenses of underlying
funds                            0.80%        0.75%
                          --------------------------
TOTAL ANNUAL FUND AND
UNDERLYING FUNDS
OPERATING EXPENSES               2.13%        2.00%

CLASS R
Distribution and service
(12b-1) fees                     0.50%        0.50%
Other expenses
(including                       0.33%        0.25%
administration fees)
Total annual Fund
operating expenses               0.83%        0.75%
                          --------------------------
Estimated indirect
expenses of underlying
funds                            0.80%        0.75%
                          --------------------------
TOTAL ANNUAL FUND AND
UNDERLYING FUNDS
OPERATING EXPENSES               1.63%        1.50%
                          --------------------------

1. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.
2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 57) and purchases by certain retirement plans without an initial sales charge.
3. Declines to zero after six years.
4. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section.
5. Effective August 1, 2005, the Fund's administrator has agreed to limit its fees and assume as its own expense certain expenses otherwise payable by the Fund so that total annual operating expenses do not exceed 0.50% for Class A, 1.15% for Class B, 1.15% for Class C and 0.65% for Class R. The administrator may end this arrangement at any time upon notice to the Fund's Board of Trustees. This limit on expenses does not apply to the indirect expenses of the underlying funds. With this limit on expenses and the estimated underlying funds operating expenses, for the fiscal year ended December 31, 2004, total annual fund and underlying funds operating expenses: for Founding Fund would not have exceeded 1.25% for Class A, 1.90% for Class B, 1.90% for Class C, and 1.40% for Class R; and for Corefolio Fund would not have exceeded 1.30% for Class A, 1.95% for Class B, 1.95% for Class C, and 1.45% for Class R.
6. The fiscal year end of the Funds changed from July 31 to December 31. Annual Fund operating expenses are annualized.


PERSPECTIVES FUND - CLASS A, C & R


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND
ASSETS)4
                                         CLASS A CLASS C   CLASS R
--------------------------------------------------------------------
Distribution and service
(12b-1) fees                             0.35%   1.00%     0.50%
Other expenses (including
administration fees)                     1.96%   1.96%     1.96%
                                         ---------------------------
Total annual Fund operating expenses     2.31%   2.96%     2.46%
                                         ---------------------------
Estimated indirect expenses of
underlying funds                         0.81%   0.81%     0.81%
                                         ---------------------------
TOTAL ANNUAL FUND AND UNDERLYING FUNDS
OPERATING EXPENSES                       3.12%   3.77%     3.27%
                                         ---------------------------

1. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.
2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 57) and purchases by certain retirement plans without an initial sales charge.
3. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section.
4. The Fund began offering shares on August 2, 2004. Annual Fund operating expenses are annualized. Effective August 1, 2005, the Fund's administrator has agreed to limit its fees and assume as its own expense certain expenses otherwise payable by the Fund so that total annual operating expenses do not exceed 0.50% for Class A, 1.15% for Class C and 0.65% for Class R. The administrator may end this arrangement at any time upon notice to the Fund's Board of Trustees. This limit on expenses does not apply to the indirect expenses of the underlying funds. With this limit on expenses and the estimated underlying funds operating expenses, for the fiscal year ended December 31, 2004, total annual fund and underlying funds operating expenses would not have exceeded 1.31% for Class A, 1.96% for Class C, and 1.46% for Class R. Prior to July 31, 2005, the Fund's administrator limited its administration fees so that they would not exceed 0.04% or that the total annual operating expenses did not exceed 0.39% for Class A, 1.04% for Class C and 0.54% for Class R.


COREFOLIO AND FOUNDING FUNDS - ADVISOR CLASS


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND
ASSETS)/2, 3

ADVISOR CLASS                        COREFOLIO  FOUNDING
                                       FUND       FUNDS
----------------------------------------------------------
Expenses (including administration
fees)                                  0.33%      0.25%
Estimated indirect expenses of
underlying funds                       0.80%      0.75%
TOTAL ANNUAL FUND AND UNDERLYING
FUNDS OPERATING EXPENSES               1.13%      1.00%
                                    ----------------------

1. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section.
2. Effective August 1, 2005, the Fund's administrator has agreed to limit its fees and assume as its own expense certain expenses otherwise payable by the Fund so that annual expenses (including administration fees) do not exceed 0.15% for Advisor Class. The administrator may end this arrangement at any time upon notice to the Fund's Board of Trustees. This limit on expenses does not apply to the indirect expenses of the underlying funds. With this limit on expenses and the estimated underlying funds operating expenses, for the fiscal year ended December 31, 2004, total annual fund and underlying funds operating expenses for Founding Fund would not have exceeded 0.90% for Advisor Class, and for Corefolio Fund would not have exceeded 0.95% for Advisor Class.
3. The fiscal year end of the Funds changed from July 31 to December 31. Annual Fund operating expenses are annualized.


PERSPECTIVES FUND - ADVISOR FUND


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND
ASSETS)/2

                                      ADVISOR
                                      CLASS/2
------------------------------------------------
Expenses (including administration
fees)                                  1.96%
Estimated indirect expenses of
underlying funds                       0.81%
TOTAL ANNUAL FUND AND UNDERLYING
FUNDS OPERATING EXPENSES               2.77%
                                    ------------

1. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section.
2. The Fund began offering shares on August 2, 2004. Annual Fund operating expenses are annualized. Effective August 1, 2005, the Fund's administrator has agreed to limit its fees and assume as its own expense certain expenses otherwise payable by the Fund so that annual expenses (including administration fees) do not exceed 0.15% for Advisor Class. The administrator may end this arrangement at any time upon notice to the Fund's Board of Trustees. This limit on expenses does not apply to the indirect expenses of the underlying funds. With this limit on expenses and the estimated underlying funds operating expenses, for the fiscal year ended December 31, 2004, total annual fund and underlying funds operating expenses would not have exceeded 0.96% for Advisor Class. Prior to July 31, 2005, the administrator limited its administration fees so that annual operating expenses would not exceed 0.04% for Advisor Class of the Perspectives Fund.

II. The first paragraph of the "Distributions and Taxes" section is replaced with the following:

   DISTRIBUTIONS. Each Fund intends to make a distribution from its net investment income twice each calendar year. Capital gains, if any, may be distributed at least annually. The amount of any distribution will vary, and there is no guarantee a Fund will pay either income dividends or a capital gain distribution.




         PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.